ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable	$ 6,289,399	$ 228,858
Product Sales
Accounts receivable	5,853,142	228,858
Agent Fee
Accounts receivable	$ 436,257	$ 0